MSRM 2020-1 ABS 15G

Exhibit 99.5 Schedule 1

Loan Number	Seller Loan Number	Originator	Original Balance	State	Loan Status	Initial Overall Grade	Final Overall Grade	Initial Overall Credit Grade	Final Overall Credit Grade	Initial Overall Property Valuation Grade	Final Overall Property Valuation Grade	Initial Overall Compliance Grade	Final Overall Compliance Grade	QM ATR Status	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Category	Breach Name	Initial Comments	Client Seller Response Comments	Conclusion Comments	Compensating Factors	General Comments
549682	XXXXX	XXXXX	$XXXX	XX	Closed	C	A	C	A	A	A	C	A	QM: Safe Harbor	Resolved	C	A	C	A	C	A	Credit	Borrower Transcripts are missing	The borrower transcripts is Missing		XX/XX/XXXX - No issues found within the borrower transcripts. ; XX/XX/XXXX - The borrower 4506T is Present
549682	XXXXX	XXXXX	$XXXX	XX	Closed	C	A	C	A	A	A	C	A	QM: Safe Harbor	Resolved	C	A	C	A	C	A	Compliance	TILA Right of Rescission Test	The loan should have been disbursed on or after XX/XX/XXXX. Because loan is in XX, a PCCD would more than likely clear the transaction dates up. ; XX/XX/XXXX- This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	XX/XX/XXXX - This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.; XX/XX/XXXX - Client provided PCCD dated 09/24 which now clears up the mater of the TILA Right of Rescission testing issues.
552266	XXXXX	XXXXX	$XXXX	XX	Closed	C	A	A	A	C	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
552266	XXXXX	XXXXX	$XXXX	XX	Closed	C	A	A	A	C	A	A	A	QM: Safe Harbor	Resolved	C	A	C	A	C	A	Property	Appraisal guideline violation	Appraisal guideline violation: Property is zoned rural.		XX/XX/XXXX - Appraisal guideline violation is now acceptable. Client provided dialogue between investor and UW and, by all intents, the property is not used as rural. Key characteristics are: Property is just over X acres (far less than 10 acres) XX% land value ratio (guidelines allow to XX.XX%); Property is legal-conforming; Present land-use is marked as highest and best use; X strong comparables which share in acreage less than X acres and similar in design and appeal (guidelines call for only one comp with similar acreage); Appraiser adds in addendum that the property is common and customary to the market and states the property is located in a residential setting; XX% SFR land use; Marketing time & Xmos; Area built up ;XX-XX%. No issues with property as it relates to Insignia guidelines.
552066	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
552066	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
551546	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
551546	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
550393	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
550393	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
552089	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
552089	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
550268	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
550268	XXXXX	XXXXX	$XXXX	XX	Closed	A	A	A	A	A	A	A	A	QM: Safe Harbor	Cleared	A	A	A	A	A	A	Credit	No Credit Findings	The loan meets all applicable credit guidelines.